Advance to Suppliers (Details) - Schedule of Advance to Suppliers ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	¥ 15,359	$ 2,227	¥ 76,444
Less: Allowance for doubtful accounts	(8,366)	(1,213)
Advance to suppliers, net	¥ 6,993	$ 1,014	¥ 76,444